Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Preferred Stock [Member] Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2022		$ 58,669	$ 47,652,242	$ (36,667,468)	$ 11,043,443
Balance, shares at Dec. 31, 2022		8,381,324
Stock-based compensation		$ 3,138	745,685		748,823
Stock-based compensation, shares		448,314
Stock issued in connection with the acquisition		$ 3,955	996,045		1,000,000
Stock issued in connection with the acquisition, shares		564,972
Net loss				(7,937,011)	(7,937,011)
Balance at Dec. 31, 2023		$ 65,762	49,393,972	(44,604,479)	4,855,255
Balance, shares at Dec. 31, 2023		9,394,610
Stock-based compensation		$ 3,849	985,832		989,681
Stock-based compensation, shares		549,917
Net loss				(9,039,831)	(9,039,831)
Exercise of stock options		$ 1,456	73,443		74,899
Exercise of stock options, shares		208,031
Exercise of stock warrants		$ 7,467	1,363,680		1,371,147
Exercise of stock warrants, shares		1,066,767
Sale of common stock		$ 28,059	5,584,724		5,612,782
Sale of common stock, shares		4,008,294
Offering costs			(1,261,898)		(1,261,898)
Balance at Dec. 31, 2024		$ 106,593	$ 56,139,753	$ (53,644,310)	$ 2,602,036
Balance, shares at Dec. 31, 2024		15,227,619